Segment Reporting - Additional Information (Details) ₸ in Millions	12 Months Ended
	Dec. 31, 2025 KZT (₸) Segment	Dec. 31, 2024 KZT (₸)	Dec. 31, 2023 KZT (₸)
Disclosure of operating segments [line items]
Number of operating segments | Segment	3
Interest expenses and fees	₸ 908,698	₸ 616,116	₸ 478,010
Provision expenses	161,651	113,957	79,634
Cost of goods and services	1,179,141	303,858	166,356
Fintech Segment
Disclosure of operating segments [line items]
Interest expenses and fees	763,964	616,116	478,010
Provision expenses	150,798	113,957	79,634
Marketplace
Disclosure of operating segments [line items]
Cost of goods and services	₸ 1,106,954	₸ 239,383	₸ 106,360